Significant Accounting Policies	12 Months Ended
Dec. 31, 2018
Significant Accounting Policies [Abstract]
SIGNIFICANT ACCOUNTING POLICIES

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

a.	General:

1)	Nature of operations

MIND C.T.I. Ltd. (the “Company”) is an Israeli company, which together with its subsidiaries operate in one business segment, providing integrated products and services. The Company designs, develops, markets, supports, implements and operates billing and customer care systems, including consulting and managed services, primarily to wireless, wireline, next-generation service providers throughout the world. The Company also provides a call management system used by enterprises for call accounting, traffic analysis, and fraud detection.

The Company has wholly-owned subsidiaries in the United States (“Mind Software Inc.” or “Sentori”), Romania (“Mind Software Srl”), U.K. (“Mind Software Limited” or “Omni”) and Germany (“Mind CTI GmbH”).

2)	Accounting principles

The consolidated financial statements were prepared in accordance with United States Generally Accepted Accounting Principles (“GAAP”).

3)	Use of estimates in preparation of financial statements

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the dates of the financial statements and the reported amounts of revenues and expenses during the reporting years. Actual results could differ from those estimates. The most significant estimates with regard to the Company’s consolidated financial statements relate to revenue recognition of products and service sales using the percentage of completion method and the impairment of goodwill.

4)	Functional currency

The currency of the primary economic environment in which the operations of the Company and its subsidiaries are conducted is the U.S. dollar (“dollar” or “$”). Most of the Company’s revenues are derived from sales outside of Israel, which are denominated primarily in dollars. In addition, the majority of the Company’s cash reserves and financing activities are denominated in dollars. Thus, the functional currency of the Company and its subsidiaries is the dollar.

Transactions and balances originally denominated in dollars are presented at their original amounts. Balances in non-dollar currencies are re-measured into dollars using historical and current exchange rates for non-monetary and monetary balances, respectively. For non-dollar transactions and other items (detailed below) reflected in the statements of operations, the following exchange rates are used: (i) for transactions: exchange rates at transaction dates or average rates; and (ii) for other items (derived from non-monetary balance sheet items, such as depreciation and amortization, etc.) - historical exchange rates. The resulting currency translation gains or losses are carried to financial income or expenses, as appropriate.

b.	Principles of consolidation:

1)	The consolidated financial statements include the accounts of the Company and all of its wholly-owned subsidiaries.

2)	Inter-company balances and transactions have been eliminated in consolidation. Profits from inter-company sales, not yet realized outside the Company and its subsidiaries, have also been eliminated.

c.	Comprehensive income (loss):

The purpose of reporting comprehensive income (loss) is to report a measure of all changes in equity of an entity that result from recognized transactions and other economic events of the period resulting from transactions from non-owner sources.

d.	Segment reporting:

The chief operating decision maker for the Company is the President and Chief Executive Officer. The President and Chief Executive Officer reviews financial information presented on a consolidated basis for purposes of allocating resources and evaluating financial performance. Accordingly, management has determined that the Company operates in one reportable segment.

e.	Cash equivalents:

The Company and its subsidiaries consider all highly liquid investments, which include short-term bank deposits (up to three months from original date of deposit) that are not restricted as to withdrawal or use, to be cash equivalents.

f.	Fair Value of financial instruments:

The Company records its financial assets and liabilities at fair value. The accounting guidance for fair value provides a framework for measuring fair value, clarifies the definition of fair value, and expands disclosures regarding fair value measurements. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (an exit price) in an orderly transaction between market participants at the reporting date. The accounting guidance establishes a three-tiered hierarchy, which prioritizes the inputs used in the valuation methodologies in measuring fair value:

Level 1 – Quoted prices in active markets for identical assets or liabilities.

Level 2 – Inputs other than Level 1 that are observable, either directly or indirectly, such as quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities.

Level 3 – Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities.

The Company recognizes transfers among Level 1, Level 2 and Level 3 classifications as of the actual date of the events or change in circumstances that caused the transfers.

The Company’s financial instruments, including cash equivalents, short-term and long-term bank deposits, accounts receivable, accounts payable and accrued liabilities have carrying amounts which approximate fair value due to the short-term maturity of these instruments.

g.	Short-term bank deposits:

Bank deposits with maturities of more than three months but less than one year are included in short-term bank deposits. These deposits are presented at cost and earn interest at market rates. The deposits and accumulated interest approximate fair value.

h.	Marketable securities:

Marketable securities are classified as “financial assets held at fair value through profit or loss” when held for trading or are designated upon initial recognition as financial assets at fair value through profit or loss.

Financial asset at fair value through profit or loss is shown at fair value. Any gain or loss arising from changes in fair value, including those originating from changes in exchange rates is recognized in profit or loss in the period in which the change occurred. Net gain or loss recognized in profit or loss incorporates any dividend or interest earned on the financial asset.

Available-for-sale investments are classified within short-term investments, or long-term investments based on the remaining maturity of the investment, and are reported at fair value, with unrealized gains and losses, net of tax, presented as a separate component of shareholders’ equity within accumulated other comprehensive income. All realized gains and losses and unrealized losses resulting from declines in fair value that are other-than-temporary are recorded in financial expenses, net in the period of occurrence. The Company uses the specific identification method to determine the realized gains and losses on investments. For all investments in marketable securities, the Company assesses whether the impairment is other-than-temporary. If the fair value of a security is less than its amortized cost basis, an impairment is considered other-than-temporary if (i) the Company has the intent to sell the security or it is more likely than not that the Company will be required to sell the security before recovery of its entire amortized cost basis, or (ii) the Company does not expect to recover the entire amortized cost of the security. If an impairment is considered other-than-temporary based on condition (i), the entire difference between the amortized cost and the fair value of the security is recognized in earnings. If an impairment is considered other-than-temporary based on condition (ii), the amount representing credit losses, defined as the difference between the present value of the cash flows expected to be collected and the amortized cost basis of the security, will be recognized in earnings, and the amount relating to all other factors will be recognized in other comprehensive income or loss. The Company evaluates both qualitative and quantitative factors such as duration and severity of the unrealized losses, credit ratings, default and loss rates of the underlying collateral, structure and credit enhancements to determine if a credit loss may exist. See also Note 2.

i.	Inventories:

Inventories are valued at the lower of cost or market value. Cost is determined by the “first-in, first-out” method. Most of the inventories consist of acquired hardware.

j.	Long-term bank deposits:

Long-term bank deposits are deposits with maturities of more than one year. These deposits are presented at cost and earn interest at market rates. The deposits and accumulated interest approximate fair value.

k.	Property and equipment:

1)	These assets are stated at cost less accumulated depreciation.

2)	The assets are depreciated by the straight-line method, on basis of their estimated useful life.

Annual rates of depreciation are as follows:

%
Computers and electronic equipment	15-33
(mainly 33)
Office furniture and equipment	6-7
Vehicles	15

Leasehold improvements are amortized by the straight-line method over the term of the lease, which is shorter than the estimated useful life of the improvements.

l.	Goodwill:

Goodwill reflects the excess of the purchase price of subsidiaries acquired over the fair value of net assets acquired. Under Accounting Standards Codification (“ASC”) 350, “Intangibles – Goodwill and Others”, goodwill is not amortized but rather tested for impairment at least annually. The Company has a single reporting unit and consequently evaluates goodwill for impairment based on an evaluation of the fair value of the Company as a whole. The Company performs annual testing for impairment of the goodwill during the third quarter of each year, see also Note 4.

m.	Income taxes:

The Company accounts for income taxes, in accordance with the provisions of ASC 740 “Income Taxes”, under the liability method of accounting. Under the liability method, deferred taxes are determined based on the differences between the financial statement and tax basis of assets and liabilities at enacted tax rates in effect in the year in which the differences are expected to reverse. Valuation allowances are established, when necessary, to reduce deferred tax assets to amounts expected to be realized.

Deferred tax liabilities and assets are classified as non-current.

For uncertain tax positions, the Company follows a two-step approach to recognizing and measuring uncertain tax positions. The first step is to evaluate the tax position for recognition by determining if the weight of available evidence indicates that it is more likely than not that the position will be sustained on audit. The second step is to measure the tax benefit as the largest amount that is more than 50% likely of being realized upon ultimate resolution. The Company’s policy is to include interest and penalties related to unrecognized tax benefits within income tax expense.

n.	Revenue recognition

The Company’s revenues consist of revenues generated from software licensing, sales of professional services, including integration and implementation, sales of third-party hardware and software, maintenance services, managed services and training.

The Company adopted ASC 606, “Revenue from Contracts with Customers” (“ASC 606”), on January 1, 2018 using the modified retrospective approach for all contracts not completed as of the date of adoption. Results for reporting periods beginning after January 1, 2018 are presented under ASC 606, while prior period amounts are not adjusted and continue to be reported in accordance with ASC 605, “Revenue Recognition” (“ASC 605”). The adoption of ASC 606 represents a change in accounting principle that will more closely align revenue recognition with the delivery of the Company’s software licenses, maintenance and services. ASC 606 requires an entity to evaluate revenue recognition by identifying a contract with a customer, identifying the performance obligations in the contract, determining the transaction price, allocating the transaction price to the performance obligations in the contract, and recognizing revenue when (or as) the entity satisfies a performance obligation.

The Company recorded an increase to accumulated deficit of $435 thousand, on January 1, 2018 due to the cumulative effect of the ASC 606 adoption.

Under ASC 606, revenue is measured as the amount of consideration the Company expects to be entitled to, in exchange for transferring products or providing services to its customers and is recognized when performance obligations under the terms of contracts with the Company’s customers are satisfied. ASC 606 prescribes a five-step model for recognizing revenue from contracts with customers: (i) identify contract(s) with the customer; (ii) identify the separate performance obligations in the contract; (iii) determine the transaction price; (iv) allocate the transaction price to the separate performance obligations in the contract; and (v) recognize revenue when (or as) each performance obligation is satisfied.

i)	Licenses

Revenue from perpetual licenses is classified as software license revenue. Software license revenue is recognized up front upon delivery of the licensed product and the utility that enables the customer to access authorization keys, provided that a signed contract has been received.

ii)	Services

Revenue from training, support and other services is recognized as the services are performed. For contracts in which the service consists of a single performance obligation, such as providing a training class to a customer, the Company recognizes revenue upon completion of the performance obligation. For service contracts that are longer in duration and often include multiple performance obligations (for example, both training and consulting), the Company measures the progress toward completion of the obligations and recognizes revenue accordingly. In measuring progress towards the completion of performance obligations, the Company typically utilizes output-based estimates for services with contractual billing arrangements that are not based on time and materials, and estimates output based on the total tasks completed as compared to the total tasks required for each work contract. Input-based estimates are utilized for services that involve general consultations with contractual billing arrangements based on time and materials, utilizing direct labor as the input measure.

Contracts may include a combination of the Company’s various products and services offerings, software, consulting services, and maintenance. For contracts with multiple performance obligations, the Company accounts for individual performance obligations separately if they are distinct. Significant judgment may be required to identify distinct obligations within a contract.

The total transaction price is allocated to the individual performance obligations based on the ratio of the relative established standalone selling prices (SSP), or the Company’s best estimate of SSP, of each distinct product or service in the contract. Revenue is then recognized for each distinct performance obligation.

iii)	Managed Services

Revenues from managed services include a monthly fee for services and a right to access the Company’s software and are recorded as service revenues. The Company does not provide the customer with the contractual right to take possession of the software at any time during the period under these contracts. The monthly fee is based mainly on the number of subscribers or customer’s business volume and the contracts include a minimum monthly charge. These revenues are recognized on a monthly basis when those services are satisfied.

o.	Research and development expenses:

Pursuant to ASC 985-20, “Software - Costs of Software to be Sold, Leased, or Marketed”, development costs related to software products are expensed as incurred until the “technological feasibility” of the product has been established. Because of the relatively short time period between “technological feasibility” and product release, and the insignificant amount of costs incurred during such period, no software development costs have been capitalized.

p.	Allowance for doubtful accounts:

The allowance is determined for specific debts doubtful of collection.

q.	Share-based compensation:

The Company accounts for share-based compensation in accordance with ASC 718, “Compensation - Stock Compensation”, which requires the measurement and recognition of compensation expense based on estimated fair values for all share-based payment awards made to employees. ASC 718 requires companies to estimate the fair value of equity-based payment awards on the date of grant using an option-pricing model. The value of the portion of the award that is ultimately expected to vest is recognized as an expense over the requisite service periods in the Company’s consolidated statements of operations.

The Company recognizes compensation cost for an award with only service conditions that has a graded vesting schedule using the straight-line method over the requisite service period for the entire award, net of estimated forfeitures.

r.	Earnings per share (“EPS”):

Basic EPS is computed by dividing net income by the weighted average number of shares outstanding during the year, net of treasury shares.

Diluted EPS reflects the increase in the weighted average number of shares outstanding that would result from the assumed exercise of employee stock options, calculated using the treasury-stock-method.

s.	Treasury shares:

Treasury shares are presented as a reduction in shareholders’ equity, at their cost to the Company, under “Treasury shares”.

t.	Concentration of credit risks:

Most of the Company’s and its subsidiaries’ cash and cash equivalents as of December 31, 2018 and 2017 were deposited with Israeli, European and U.S. banks. The Company is not aware of any specific credit risks in respect of these banks.

The Company’s revenues have been generated from a large number of customers. Consequently, the exposure to credit risks relating to trade receivables is limited. The Company performs ongoing credit evaluations of its customers for the purpose of determining the appropriate allowance for doubtful accounts.

u.	Recently Issued accounting pronouncements:

In February 2016, the Financial Accounting Standards Board (the “FASB”) issued ASC Update (“ASU”) No. 2016-02, “Leases (Topic 842)”. The purpose of ASU 2016-02 is to increase the transparency and comparability among organizations by recognizing lease assets and liabilities on the balance sheet, including those previously classified as operating leases under current U.S. GAAP, and disclosing key information about leasing arrangements. Topic 842, as amended, is effective for public entities for annual periods beginning after December 15, 2018, including interim periods within those annual periods.

The Company currently plans to adopt the standard using the transition method provided by ASU No. 2018-11, Leases (Topic 842): Targeted Improvements. Under this method, The Company will initially apply the new leasing rules on January 1, 2019, rather than at the earliest comparative period presented in the financial statements. Prior periods presented will be in accordance with the existing lease guidance.

Upon transition, the Company plans to apply the package of practical expedients permitted under Topic 842 transition guidance to our entire lease portfolio at January 1, 2019. As a result, the Company is not required to reassess (i) whether any expired or existing contracts are or contain leases, (ii) the classification of any expired or existing leases, and (iii) initial direct costs for any existing leases.

As a result of adopting Topic 842, the Company expects to recognize additional right-of-use assets and corresponding liabilities on its consolidated balance sheets of approximately $794 thousand, with no material impact to its consolidated statements of operations or consolidated statements of cash flows.

In August 2018, the FASB issued new guidance related to the disclosure requirements for fair value measurements. This guidance modifies the disclosure requirements for fair value measurements by removing, modifying, and/or adding certain disclosures and is effective for the first interim period within annual fiscal years beginning after December 15, 2019 (The Company’s fiscal 2020). Early adoption related to modifying existing disclosures is permitted while delaying adoption of the additional disclosures until the effective date. This guidance will not have a material impact on the Company’s consolidated financial statements.

In August 2018, the FASB issued new guidance related to the disclosure requirements for defined benefit pension or other postretirement plans. This guidance modifies the disclosure requirements for defined benefit plans by removing, modifying, and/or adding certain disclosures and is effective for fiscal years beginning after December 15, 2020 (fiscal 2021 for the Company) with early adoption permitted. These amendments must be applied on a retrospective basis for all periods presented. The Company is currently evaluating how this guidance will impact the disclosures related to the Company’s defined benefit plans. This guidance will not have a material impact on the Company’s consolidated financial statements.

In November 2018, the FASB issued ASU No. 2018-18, “Collaborative Arrangements”. ASU 2018-18 clarifies the interaction between collaborative arrangements and the new revenue standards. ASU 2018-18 will be effective for the Company on October 1, 2020, and early adoption is permitted. The Company is currently evaluating the impact of adoption of ASU 2018-18 on its consolidated financial statements.